Financial Liabilities - Movement in Senior Notes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Senior notes
Financial Liabilities
Drawn opening balance	€ 4,615,474	€ 4,638,444
Issuance	2,600,000
Cancellation	(1,837,856)
Exchange differences	40,593	(22,970)
Drawn closing balance	5,418,211	4,615,474
Senior unsecured corporate notes 2017
Financial Liabilities
Drawn opening balance	1,000,000	1,000,000
Cancellation	(1,000,000)
Exchange differences		0
Drawn closing balance		1,000,000
Senior unsecured corporate notes Euros 2021
Financial Liabilities
Drawn opening balance	1,400,000	1,400,000
Exchange differences		0
Drawn closing balance	1,400,000	1,400,000
Senior unsecured corporate notes US Dollars 2021
Financial Liabilities
Drawn opening balance	638,009	660,979
Exchange differences	40,593	(22,970)
Drawn closing balance	678,602	638,009
Senior secured corporate notes 2019
Financial Liabilities
Drawn opening balance	1,577,465	1,577,465
Cancellation	(837,856)
Exchange differences		0
Drawn closing balance	739,609	€ 1,577,465
Senior secured notes 2024
Financial Liabilities
Issuance	2,600,000
Drawn closing balance	€ 2,600,000